Annual Total Returns (Vanguard REIT Index Fund - Signal Shares Participant:) (Vanguard REIT Index Fund, Vanguard REIT Index Fund - Signal Shares)	12 Months Ended
Jan. 31, 2014
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Annual Total Return
2013	2.43%
2012	17.67%
2011	8.62%
2010	28.47%
2009	29.82%
2008	(37.00%)